Pensions and other post-retirement benefit obligations - Narrative (Details) £ in Millions	6 Months Ended
	Sep. 30, 2022 GBP (£) plan	Mar. 31, 2022 GBP (£)
Disclosure of defined benefit plans [line items]
Net defined benefit asset	£ 2,635	£ 3,075
Increase in net defined benefit asset	(440)
Net actuarial losses	631
Actuarial losses related to asset performance	(6,137)
Actuarial gain related to changes in actuarial assumptions	(5,649)
Actuarial losses related to experience and demographic losses	143
Contributions to plan by employer	£ 146
Number of defined benefit pension scheme supported with additional liquidity | plan	2
UK
Disclosure of defined benefit plans [line items]
Actuarial losses related to asset performance	£ (3,993)
Actuarial gain related to changes in actuarial assumptions	(3,716)
Funding surplus/(deficit)	2,374	2,668
US
Disclosure of defined benefit plans [line items]
Actuarial losses related to asset performance	(2,144)
Actuarial gain related to changes in actuarial assumptions	(1,933)
Funding surplus/(deficit)	£ 1,069	£ 1,217